UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia			30144
(Address of principal executive offices)			(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to:
Reinaldo Pascual, Esq., Kilpatrick Stockton LLP, 1100 Peachtree Street, N.E., Suite 2800 Atlanta, Georgia 30309

Registrant’s telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2005

Item 1.  Reports to Stockholders.

The Henssler Equity Fund

Semi Annual Report

October 31, 2005

3735 Cherokee Street

Kennesaw, GA 30144

Letter to the Shareholders

Expenses

Top Ten Holding sand Asset Allocation

Schedule of Investments

Statement of Assets & Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Independent Directors and Officers

Shareholder Letter

December 7, 2005

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (The Fund).  The Fund’s return for the last year through October 31, 2005, was up 6.66% versus an increase of 8.65% for the Standard & Poor’s 500 Index (S&P 500).  During the last five years ending October 31, 2005, The Fund has returned 0.97% versus a decrease of (1.87%) for the S&P 500 on an annualized basis. The Fund has returned 5.20% versus 2.65% for the S&P 500 on an annualized basis since The Fund’s inception on June 10, 1998 through October 31, 2005.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance maybe lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index. Unlike the index, The Fund does not have any holdings in the Telecommunications or Utilities sectors.

While our five-year return and those since inception are better than the market’s, results have lagged over the last couple of years despite the strong earnings reported by many of our holdings while their valuations have decreased.  We believe this type of behavior will not continue indefinitely.

Our investment strategy remains intact. We will seek to buy only the financially strongest companies around.  We always want to own companies that will not only survive the next recession but also the next depression.

Overall, the economy continues to report positive results.  Inflation, unemployment and interest rates are at low levels.  Corporate profits continue to rise, and many corporations are starting to pay dividends or increase their dividends based on their strong future prospects.   Surprisingly, during these robust times, valuations on many stocks have decreased.  We think this trend will not persist.  Our management team continues to increase our own holdings in The Fund.

Currently, we are slightly overweighted in Consumer Staples, Materials and Healthcare.  Since the last report we have initiated new positions in Alberto-Culver, Amex Energy Select SPDR, Fifth Third Bancorp, Lincoln National Corp., Materials Select SPDR, Procter & Gamble Co., Teva Pharmaceuticals, and iShares Nasdaq Biotech.

While adding those new high-quality stocks, we also eliminated several positions.  During the past six months we sold AMBAC Financial Group, C.R. Bard, Du Pont, Kimberly Clark, MBNA Corp., Nokia, Pentair, Praxair, and TCF Financial.  We are confident that our decisions enhanced the quality of The Henssler Equity Fund and will contribute positively to The Fund’s performance.

Recently The Fund sold a number of positions for tax loss purposes.  Exchange Traded Funds (ETF) were purchased from the proceeds to maintain exposure in those sectors. Most of the ETFs purchased are temporary positions and will be replaced as investment opportunities present themselves.

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our web site at www.henssler.com.  You may review The Henssler Equity Fund link as often as you like, as we update information regularly.  Through our web site, we provide details each quarter on our top 10 holdings, industry allocation and other statistics.  The web site also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle.  We will continue to focus our best efforts on the one fund we exclusively manage, The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D. and Theodore L Parrish, CFA

Co-Manager	Co-Manager

This report is intended for shareholders of The Fund.  It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses.  Please read and consider this information carefully before you invest or send money.

Expenses (Unaudited)

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other fund operating expenses.  This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example to follow is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2005 through October 31, 2005.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005 through
	May 1, 2005	October 31, 2005	October 31, 2005
Actual Fund Return	$1,000	$1,036	$6.67
Hypothetical Fund Return	$1,000	$1,019	$6.61

* Expenses are equal to The Fund’s annualized expense ratio of 1.30%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total return of 3.55% for the six-month period of May 1, 2005 to October 31, 2005.

Top 10 Holdings & Asset Allocation (Unaudited)

Top Ten Holdings

(% of Net Assets)

Materials SPDR	4.95%
UnitedHealth Group, Inc.	4.57%
Bank of America Corp.	3.79%
PepsiCo, Inc.	3.76%
Goldman Sachs Group, Inc.	3.50%
Energy Select Sector	3.37%
Target Corp.	3.31%
PACCAR, Inc.	3.20%
Johnson & Johnson	2.99%
BP PLC - ADR	2.96%
36.40%

Asset Allocation

(% of Net Assets)

Healthcare	18.02%
Financials	17.45%
Information Technology	14.62%
Consumer Staples	14.09%
Industrials	11.58%
Energy	9.29%
Consumer Discretionary	9.20%
Materials	4.95%
Short-Term Investments	1.78%
Liabilities in Excess of Other Assets	(0.98)%
100.00%

Schedule of Investments (Unaudited)

	Shares	Value
COMMON STOCK - 99.20%

Consumer Discretionary - 9.20%
Building-Residential/Commercial - 1.39%
Lennar Corp.	34,500	1,917,510

Multimedia - 2.19%
Walt Disney Co.	123,325	3,005,430

Services - 2.31%
Consumer Discretionary Select Sector	60,000	1,909,800
Dollar General Corp.	65,000	1,263,600
		3,173,400

Retail-Major Department Stores - 3.31%
Target Corp.	81,870	4,559,340

Total Consumer Discretionary		12,655,680

Consumer Staples - 14.09%
Beverages-Non-alcoholic - 3.77%
PepsiCo, Inc.	87,675	5,179,839

Brewery - 0.85%
Anheuser-Busch Companies, Inc.	28,270	1,166,420

Cosmetics & Toiletries - 2.11%
Church & Dwight Inc.	83,000	2,909,150

Food-Wholesale/Distribution - 4.87%
Consumer Select Sector	99,000	2,295,810
Procter & Gamble Co.	31,500	1,763,685
Sysco Corp.	82,950	2,646,935
		6,706,430

Personal Products - 1.61%
Alberto-Culver Co.	51,000	2,213,910

Retail-Drug Stores - 0.88%
Walgreen Co.	26,770	1,216,161

Total Consumer Staples		19,391,910

Energy - 9.29%
Oil Company-Integrated - 9.29%
BP PLC - ADR	61,400	4,076,960
Energy Select Sector	95,000	4,636,000
Exxon/Mobil Corp.	72,514	4,070,936
		12,783,896

Total Energy		12,783,896

Financials - 17.45%
Commercial Banks-Southern U.S. - 1.90%
Synovus Financial Corp.	95,000	2,609,650

Commercial Banks-Super Regional U.S. - 1.33%
Fifth Third Bancorp	45,500	1,827,735

Finance-Diversified Services - 3.68%
Citigroup, Inc.	27,000	1,236,060
Financial Select Sector	126,000	3,832,920
		5,068,980

Insurance-Multi-Line - 1.29%
Lincoln National	35,000	1,771,350

Investment management/Advisory Services - 5.46%
Goldman Sachs Group, Inc.	38,100	4,814,697
T. Rowe Price Group, Inc.	41,300	2,705,976
		7,520,673

Money Center Banks - 3.79%
Bank of America Corp.	119,100	5,209,434

Total Financials		24,007,822

Healthcare - 18.02%
Biotechnology - 0.75%
iShares NASDAQ Biotechnology Index Fund *	14,000	1,034,740

Healthcare-Distributor & Services - 4.78%
Health Care Select Sector	90,000	2,738,700
Omnicare, Inc.	71,000	3,841,100
		6,579,800

Medical Instruments - 1.14%
Stryker Corp	38,000	1,560,660

Medical Products - 4.10%
Baxter International, Inc.	40,000	1,529,200
Johnson & Johnson	65,670	4,112,256
		5,641,456

Medical-Drugs - 2.68%
Eli Lilly & Co.	19,700	980,863
Pfizer, Inc.	54,000	1,173,960
Teva Pharmaceutical	40,175	1,531,471
		3,686,294

Medical-HMO - 4.57%
UnitedHealth Group, Inc.	108,600	6,286,854

Total Healthcare		24,789,804

Industrials - 11.58%
Auto-Medium & Heavy Duty Trucks - 3.21%
PACCAR, Inc.	62,943	4,407,269

Diversified Manufacturing - 8.37%
Emerson Electric Co.	51,000	3,547,050
General Electric Co.	90,535	3,070,042
Illinois Toll Works, Inc.	40,300	3,415,828
Industrial Select Sector	50,000	1,486,500
		11,519,420

Total Industrials		15,926,689

Information Technology - 14.62%
Computer Services - 5.49%
Affiliated Computer Services, Inc. *	74,300	4,020,373
Technology Select Sector	173,000	3,537,850
		7,558,223

Computer Software - 1.19%
Microsoft Corp.	63,900	1,642,230

Computer-Micro - 3.06%
Dell, Inc. *	53,200	1,696,016
International Business Machines Corp.	30,600	2,505,528
		4,201,544

Data Processing/Management - 1.61%
Automatic Data Processing, Inc.	47,500	2,216,350

Electronic Components-Semiconductors - 2.40%
Applied Materials, Inc.	127,700	2,091,726
Intel Corp.	51,440	1,208,840
		3,300,566

Semi-Conductor - 0.87%
Maxim Integrated Products	34,500	1,196,460

Total Information Technology		20,115,373

Materials - 4.95%
Chemicals/Metals/Paper - 4.95%
Materials SPDR	247,000	6,814,730

Total Materials		6,814,730

TOTAL COMMON STOCK (COST $113,655,006)		136,485,904

	Principle
	Amount
SHORT-TERM INVESTMENTS - 1.78%

Fifth Third Institutional Money Market Fund, 3.735%†	$2,448,524	2,448,524
TOTAL SHORT TERM INVESTMENTS (COST $2,448,524)		2,448,524

TOTAL INVESTMENTS (Cost $116,103,531) - 100.98%		138,934,428
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.98)%		(1,353,020)
NET ASSETS - 100.00%		$137,581,408

* Non-income producing security.

ADR - American Depository Receipt

† Variable rate security, the coupon rate shown represents the rate at October 31, 2005.

Cost for federal income tax puposes is $116,195,101 and net unrealized appreciation consists of:

Gross unrealized appreciation:	$24,070,272
Gross unrealized depreciation:	(1,330,945)
Net unrealized appreciation:	$22,739,327

Statement of Assets and Liabilities (Unaudited)

Assets:
Investments, at market (indentified cost $116,103,531)	$138,934,428
Receivables:
Investment Securities Sold	14,495,904
Fund Shares Sold	55,489
Dividends and Interest	41,138
Prepaid Insurance	10,989
Total Assets:	153,537,948

Liabilities:
Payables:
Investment Securities Purchased	15,593,620
Fund Shares purchased	214,601
Advisory fees due to advisor	58,057
Directors’ fees	1,482
Officers’ fees	8,501
Operating service fees due to advisor	80,279
Total Liabilities:	15,956,540

Net Assets	$137,581,408

Net Assets consist of:
Common Stock	$963
Additional capital paid - in	113,265,472
Undistributed net investment income	478,055
Accumulated net realized gain on investments	1,006,020
Net unrealized appreciation of investments	22,830,898

Net Assets, for 9,627,924 shares outstanding	$137,581,408

Net Asset Value, offering and redemption price per share ($137,581,408 / 9,627,924)	$14.29

The accompanying notes are an integral part of the financial statements

Statement of Operations (Unaudited)

Investment Income:
Interest	$28,587
Dividends (Net of foreign taxes of $480)	1,140,158
Total Investment Income	1,168,745

Expenses:
Advisory fees	349,162
Directors’ fees	10,081
Insurance fees	14,155
Officers’ compensations fees	42,346
Operating service fees	488,826
Total Expenses	904,570

Net Investment Income	264,175

Realized and Unrealized Gain on Investments
Net realized gain on investments	519,854
Net change in unrealized appreciation on investments	3,929,494
Net gain on investments	4,449,348

Net increase in net assets resulting from operations	$4,713,523

The accompanying notes are an integral part of the financial statements

Statement of Change in Net Assets

	Period Ended	Year Ended
	October 31, 2005	April 31, 2005
	(Unaudited)
Operations:
Net investment income	$264,175	$753,421
Net realized gain on investments	519,854	2,552,634
Net change in unrealized appreciation on investments	3,929,494	500,884
Net increase in net assets resulting from operations	4,713,523	3,806,939

Distributions to shareholders from:
Net investment income	—	(625,649)
	—	(625,649)

Capital Share Transactions:
Proceeds from shares sold	13,185,590	44,315,595
Proceeds from shares issued to holders in reinvestment of dividends	—	569,733
Cost of shares redeemed	(12,147,417)	(36,378,187)
Increase in net assets from capital share transactions	1,038,173	8,507,141

Increase in net assets	5,751,696	11,688,431

Net Assets:
Beginning of Year	131,829,712	120,141,281
End of Quarter	$137,581,408	$131,829,712
Undistributed net investment income	$478,055	$213,880

The accompanying notes are an integral part of the financial statements

Financial Highlights

The tables below sets forth financial data for one share of capital stock outstanding throughout each period presented.

		For the Year
	For the Period Ended	Ended
	October 31, 2005	April 30, 2005
	(Unaudited)
Net Asset Value, Beginning of the Year	$13.80	$13.47

Income from Investment Operations:
Net investment income	0.03	0.08
Net gain (loss) on securities (both realized and unrealized)	0.46	0.32
Total From investment operations	0.49	0.40

Distributions:
Net realized capital gain	—	—
Net investment income	—	(0.07)
Total distributions	—	(0.07)

Net Asset Value, End of Year	$14.29	$13.80

Total Return	3.55%	2.93%

Ratios/Supplemental Data
Net Assets, end of year (in 000s)	$137,581	$131,830
Ratio of expenses to average net assets	1.30%	1.30%
Ratio of net investment income to average net assets	0.38%	0.58%
Portfolio turnover rate	34%	31%

The accompanying notes are an integral part of the financial statements

	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	April 30, 2004	April 30, 2003	April 30, 2002	April 30, 2001
Net Asset Value, Beginning of the Year	$10.85	$12.43	$13.12	$13.29

Income from Investment Operations:
Net investment income	0.03	0.04	—	0.01
Net gain (loss) on securities (both realized and unrealized)	2.63	(1.61)	(0.65)	(0.14)
Total From investment operations	2.66	(1.57)	(0.65)	(0.13)

Distributions:
Net realized capital gain	—	—	(0.03)	(0.04)
Net investment income	(0.04)	(0.01)	(0.01)	—
Total distributions	(0.04)	(0.01)	(0.04)	(0.04)

Net Asset Value, End of Year	$13.47	$10.85	$12.43	$13.12

Total Return	24.53%	(12.62)%	(4.99)%	(0.96)%

Ratios/Supplemental Data
Net Assets, end of year (in 000s)	$120,141	$73,779	$39,360	$29,563
Ratio of expenses to average net assets	1.27%	1.22%	1.27%	1.21%
Ratio of net investment income to average net assets	0.25%	0.42%	0.00%	0.10%
Portfolio turnover rate	39%	22%	44%	49%

Notes to the Financial Statements

1.                                       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”).  The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the “1940 Act”).  The Company has an authorized capital of 100,000,000 shares, classified as shares of common stock with a par value of $.0001 per share. The Fund’s investment strategy is to seek growth of capital.  The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a) Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price.  Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors (the Board).  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board.  Securities with maturities of sixty (60) days or less are valued at amortized cost.

b) Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

c) Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Dividends are recorded on the ex-date.

d) Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases during the reporting period.  Actual results could differ from those estimates.

e) Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

f) Other — Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

2.                                       CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2005	April 30, 2005
Shares Sold	918,202	3,227,744
Shares Issued in Reinvestment of Dividends	—	39,320
Total	918,202	3,267,064
Less Shares Redeemed	(845,771)	(2,628,459)
Net Increase	72,431	638,605

3.                                       INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments, by The Fund for the six months ended October 31, 2005, were as follows:

Purchases:	$48,652,671

Sales:	$46,712,644

4.                                       ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets. For the six months ended October 31, 2005, the Adviser earned advisory fees of $349,162.

The Fund has entered into an Operating Services Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund.  Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Fund’s chief compliance officer, and extraordinary expenses. For the six months ended October 31, 2005, The Fund incurred independent directors’ fees, insurance premiums, and chief compliance officer’s fees of $10,081, $14,155, and $42,346, respectively.  Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to The Fund’s daily net assets. For the six months ended October 31, 2005, the Adviser earned fees of $488,826.

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Mutual Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping, and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Mutual Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing, and record keeping services.

The Fund and the Adviser have entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of The Fund.

Certain directors and officers of The Fund are directors and officers of the Adviser.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2005, Charles Schwab & Co., owned of record in aggregate more than 37% of The Henssler Equity Fund. The shares are held under an omnibus account (where by the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

5.                                       REVIEW AND APPROVAL OF NEW AND CONTINUING SERVICES

The Independent Directors of The Fund  met privately to review the Investment Advisory Agreement and various information requested from and provided by the Adviser.  The Board then discussed the factors considered by the Independent Directors including, without limitation, the following:

(i)            The nature, extent and quality of the services provided by the Adviser.  In this regard, the Board reviewed the services being provided by the Adviser to The Fund including, without limitation, its investment advisory and administrative services since The Fund’s inception, and its coordination of services and marketing efforts for The Fund.  After reviewing the foregoing information, the Board concluded that the nature, extent and quality of the services provided by the Adviser was satisfactory and adequate for The Fund.

(ii)           The investment performance of The Fund and Adviser.  In this regard, the Board compared the performance of The Fund with the performance of benchmark index and comparable funds managed by the other advisers.  The Board also considered the consistency of the Adviser’s management of The Fund with The Fund’s investment objective and policies, and long-term performance of The Fund.  Following further consideration and discussion of the foregoing information, the Board concluded that the investment performance of The Fund and the Adviser was satisfactory.

(iii)          The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with The Fund.  In this regard, the Board considered the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to The Fund and the Adviser by the principals of the Adviser; the asset levels of The Fund; and the overall expenses of The Fund.  The Board compared the fees and expenses of The Fund to other funds comparable to The Fund in terms of the type of fund, the style of investment management and the nature of the investment strategy and markets invested in, among other factors.  Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by The Fund were fair and reasonable.

(iv)          The extent to which economies of scale would be realized as The Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of The Fund’s investors.  In this regard, the Board considered The Fund’s fee arrangements with the Adviser and The Fund’s fee arrangements with other service providers.  The Board also considered the Adviser’s waiver of its fee.  The Board determined that the with the history of The Fund since inception, and in consideration of the Adviser’s willingness to waive fees to make The Fund more competitive, The Fund’s fee arrangements with the Adviser continue to benefit The Fund’s investors, and it would be premature to consider potential changes, if any, to the fee structure.

Based upon its evaluation of the information, materials and factors described above, the Directors concluded for The Fund: (i) that the terms of the Investment Advisory Agreement were reasonable and fair; (ii) that they were satisfied with the Adviser’s services, personnel and investment strategy; and (iii) that it was in the best interest of The Fund and its investors to renew the Investment Advisory Agreement.

A special meeting of the Board of Directors was held to approve the appointment of Cohen McCurdy, Ltd., replacing Tait, Weller & Baker as Independent Public Accountants for the Fund.

6.                                       REVOLVING  LINE OF CREDIT

Revolving Credit Agreement — The Fund has a $10,000,000 Revolving Credit Agreement with Fifth Third Bank; Borrowings under this arrangement bear interest at the Overnight Funds Rate in effect on the day the loan is made. The Overnight Funds Rate means the rate of interest on overnight facilities, which the Bank is offering to other borrowers and potential borrowers of comparable financial condition to borrower on the business day a loan is made pursuant to this agreement. As of October 31, 2005, there were no outstanding balances.

7.                                       DISTRIBUTION TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the fiscal years 2005 and 2004 were as follows:

	2005	2004
Distributions Paid From:
Ordinary Income	$625,649	$325,774
Long-Term Capital Gain	—	—
	$625,649	$325,774

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary Income	$478,055
Unrealized appreciation*	22,739,327
Undistributed capital gains	1,063,679
$24,281,061

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

8.                                       N-Q DISCLOSURE AND PROXY PROCEDURES (Unaudited)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For The Henssler Equity Fund this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Henssler Equity Fund’s Forms N-Q will be available on the SEC’s web site at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios.  A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-936-3863 and (ii) on the SEC’s web site at www.sec.gov in addition, The Fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year.  The first such filing was due August 31, 2004.  Once filed, the Company’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Independent Directors and Officers

Independent Directors

			Number of Portfolios	Other
		Length of	in Fund Complex	Directorships
Name, Age and Address	Position	Time Served	Overseen by Director	Held

Robert E. Nickels (62)	Director	Since 2002	One	None
2 Delegal’s Retreat
Savannah, GA 31411
Principal Occupation During past 5 years:
Retired

David P. O’Brien, M.D. (65)	Director	Since 2004	One	None
2626 Brookwood Drive
Atlanta, GA 30305
Principal Occupation During past 5 years:
MD, Urologist

Joseph W. Owen (44)	Director	Since 2004	One	None
126 Riverview Drive
Suwanee, GA 30024
Principal Occupation During past 5 years:
Vice President, XcelleNet, Inc.

Additional Directors and Officers

			Number of Portfolios	Other
		Length of	in Fund Complex	Directorships
Name, Age and Address	Position	Time Served	Overseen by Director	Held

Gene W. Henssler, Ph.D. (65)	Director,	Since 1998	One	None
3735 Cherokee Street	President
Kennesaw, GA 30144	Co-Portfolio
Manager
Principal Occupation During past 5 years:
President, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

Patricia T. Henssler, C.P.A. (50)	Director,	Since 1998	One	None
3735 Cherokee Street	Executive V.P.,
Kennesaw, GA 30144	Treasurer
Principal Occupation During past 5 years:
Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T., Henssler, C.P.A., LLC

William G. Lako, Jr., CFP® (35)	Vice President	Since 1998	One	Cherokee
3735 Cherokee Street				National Trust
Kennesaw, GA 30144
Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.

Scott L. Keller, CFA (39)	Vice President	Since 1998	One	Cherokee
3735 Cherokee Street				National Trust
Kennesaw, GA 30144
Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.

Theodore L. Parrish, CFA (33)	Vice President	Since 1998	One	None
3735 Cherokee Street	Co-Portfolio
Kennesaw, GA 30144	Manager
Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

Adviser:

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

Distributor:

ALPS Distributors, Inc.

P.O. Box 8796

Denver, Colorado 80201

Custodian:

The Fifth Third Bank, N.A.

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Transfer, Redemption, and Dividend Disbursing Agent:

ALPS Mutual Fund Services, Inc.

P.O. Box 8796

Denver, Colorado 80201

Independent Registered Public Accounting Firm

Cohen McCurdy, Ltd.

826 Westpoint Pkwy.

Suite 1250

Westlake, Ohio 44145-1594

Legal Counsel

Kilpatrick Stockton LLP

1100 Peachtree Street, N.E.

Suite 2800

Atlanta, GA 30309

Item 2.                                     Code of Ethics.

Not applicable to this report.

Item 3.                                     Audit Committee Financial Expert.

Not applicable to this report.

Item 4.                                     Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.                                     Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                     Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                     Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.                               Submission of Matters to Vote of Security Holders.

Item 11.                               Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)      Not applicable.

(b)                               The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
(Principal Executive Officer)
President

Date:	January 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler (Principal Executive Officer)
President

Date:	January 9, 2006

By:	/s/ Patricia T. Henssler
(Principal Financial Officer)

Date:	January 9, 2006